PSF PGIM Ballast Portfolio Expense Example - PSF PGIM Ballast Portfolio	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	1,231
Expense Example, with Redemption, 5 Years	2,376
Expense Example, with Redemption, 10 Years	5,182
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	1,302
Expense Example, with Redemption, 5 Years	2,487
Expense Example, with Redemption, 10 Years	$ 5,363